PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2019	2020
At cost:
Land	855,310	808,651
Buildings	5,964,048	9,552,953
Data center equipment	5,567,606	10,694,057
Leasehold improvement	6,111,733	7,307,207
Furniture and office equipment	61,974	97,039
Vehicles	4,115	4,383
	18,564,786	28,464,290
Less: Accumulated depreciation	(2,580,320)	(4,127,504)
	15,984,466	24,336,786
Construction in progress	3,200,173	5,259,275
Property and equipment, net	19,184,639	29,596,061

Schedule of depreciation of property and equipment

	Years ended December 31,
	2018	2019	2020

Cost of revenue	674,560	1,045,446	1,418,846
General and administrative expenses	7,319	10,448	120,604
Research and development expenses	572	1,277	3,680
	682,451	1,057,171	1,543,130